Share - Based Compensation	12 Months Ended
Oct. 31, 2022
Share - Based Compensation
Share - Based Compensation
22.	Share – Based Compensation
A.	Stock Option Plan:

On April 19, 2022, the directors of the Company approved the 2022 equity incentive plan of the Company (the “Omnibus Plan”), which was effective upon the Company receiving disinterested shareholder approval at the annual general meeting and special meetings of shareholders of the Company on June 2, 2022.

The options were attributed a relative fair value of $6,768 and warrants were attributed a relative fair value of $4,732 using the Black-Scholes option pricing model with the following assumptions: fair value of common shares of $8.02; exercise price of options of $8.05; expected life of 2 years; 85% volatility; dividend yield of 0; and a risk-free interest rate of 2.6%.

The maximum number of common shares available and reserved for issuance, at any time, under the Omnibus Plan, together with any other security-based compensation arrangements adopted by the Company, including the Predecessor Plans, has been fixed at 20% of the issued and outstanding common shares June 2, 2022. The maximum share options that can be issued is 12,617,734 Common Shares.

The Company’s previous stock option plan limited the number of common shares reserved under the plan from exceeding a “rolling maximum” of ten (10%) percent of the Company’s issued and outstanding common shares from time to time.

The stock options vest at the discretion of the Board of Directors, upon grant to directors, officers, employees and consultants of the Company and its subsidiaries. All options that are outstanding will expire upon maturity, or earlier if the optionee ceases to be a director, officer, employee or consultant. The maximum exercise period of an option shall not exceed 10 years from the grant date. Changes in the number of stock options, with their weighted average exercise prices, are summarized below:

	October 31, 2022		October 31, 2021
	Number of	Weighted Average	Number of	Weighted Average
	options	Exercise Price ($)	options	Exercise Price ($)
Balance, beginning of year	1,906,129	6.51	620,666	7.50
Granted (i)	554,122	4.99	2,058,885	6.12
Forfeited or expired	(154,669)	5.25	(448,051)	9.51
Exercised	(55,500)	5.93	(325,371)	3.73
Balance, end of year	2,250,082	6.16	1,906,129	6.51
Exercisable, end of year	1,349,450	6.19	596,666	7.55

For the year ended October 31, 2022, the Company recorded share-based compensation related to options of $2,882 (2021 - $3,282).

(i)	During the year ended October 31, 2022 the Company granted a total of 554,122 (2021 – 2,058,885) stock options to directors, officers, employees and consultants of the Company and its subsidiaries.
(ii)	Number of stock options and share award disclosures have been retrospectively restated for all periods to reflect the Share Consolidation effected on May 13, 2021 (Note 2(A)).
B.	Restricted Share Units (“RSUs”) plan

On November 18, 2020, the Company acquired all the issued and outstanding shares of Meta which resulted in acquiring 943,579 RSUs pre-consolidation outstanding on the date of closing based on the exchange ratio of 0.824 agreed upon in the arrangement agreement. The RSUs are equity-settled and each RSU can be settled for one common share for no consideration. Theses RSUs were accounted for through the purchase price allocation of Meta, where a fair value of $154 was assigned.

On March 12, 2021, the Company granted 66,667 post-consolidation RSUs to directors of the Company that were valued at $780. These RSUs were recorded in contributed surplus using the share price at the date of issuance.

On July 29, 2021, the Company granted 35,000 RSUs to consultants of the Company that  were valued at $287. These RSUs were recorded in contributed surplus using the share price at the date of issuance.

During the year ended October 31, 2022, the Company granted 65,476 RSUs to directors of the Company that were valued at $130. These RSUs were recorded in contributed surplus using the share price at the date of issuance.

For the year ended October 31, 2022, the Company recorded share-based compensation related to RSUs of $532 (2021 –128). The number of RSUs outstanding at October 31, 2022 amounts to 132,143.

C.	Escrow Shares

On May 10, 2021, in connection with the FABCBD acquisition, 9,679,778 pre-consolidation common shares of the Company (645,319 post-consolidation) were placed in escrow for a period of 24 months. Every 6 months 25% of escrow shares are released to the respective shareholders. This share issuance was initially recorded through equity. Over the 24 month period, as the shares are earned by passage of time, the Company recognizes share-based compensation expense through profit and loss.

On October 19, 2021, in the connection with the Blessed CBD acquisition, 529,487 post-consolidation common shares of the Company were placed in escrow for a period of 24 months. Every 12 months 50% of escrow shares are released to the minority shareholder of Blessed CBD. This share issuance was initially recorded through equity. Over the 24 month period, as the shares are earned by passage of time, the Company recognizes share-based compensation expense through profit and loss.

For the year ended October 31, 2022, the Company recorded share-based compensation related to the Escrow Shares of $4,666 (2021 - $1,469).